CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Thousands	3 Months Ended
Mar. 31, 2020 USD ($)
Cash flows from operating activities
Net loss	$ (4,166)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	8,851
Stock-based compensation expense	2,857
Amortization of deferred commissions	2,102
Amortization of deferred debt issuance costs	62
Operating leases, net	59
Deferred taxes	(2,050)
Other	156
Changes in operating assets and liabilities:
Accounts receivable	13,030
Contract assets	797
Deferred commissions	(1,536)
Prepaid expenses and other current assets	4,822
Other assets	49
Accounts payable	2,734
Accrued compensation	(6,222)
Accrued expenses and other	1,104
Deferred revenue	(9,164)
Net cash provided by operating activities	13,485
Cash flows from investing activities
Purchases of property and equipment and other	(1,094)
Capitalized software development costs	(3,299)
Acquisition of ShoCard, net of cash acquired of $0	(4,703)
Net cash used in investing activities	(9,096)
Cash flows from financing activities
Payment of offering costs	(295)
Proceeds from stock option exercises	1,309
Payment for tax withholding on equity awards	(1,205)
Proceeds from long-term debt	97,823
Net cash provided by (used in) financing activities	97,632
Effect of exchange rates on cash and cash equivalents and restricted cash	(645)
Net increase (decrease) in cash and cash equivalents and restricted cash	101,376
Cash and cash equivalents and restricted cash
Beginning of period	68,386
End of period	169,762
Supplemental disclosures of cash flow information:
Cash paid for interest	514
Cash paid for taxes	157
Noncash investing and financing activities:
Purchases of property and equipment, accrued but not yet paid	107
Accruals related to the acquisition of ShoCard	226
Lease liabilities arising from right-of-use assets	$ 794